Financial Risk Management	12 Months Ended
Dec. 31, 2019
Finacial Risk Management Abstract [Abstract]
Disclosure Of Financial Risk Management Explanatory

4. Financial Risk Management

4.1 Summary

4.1.1 Overview of Financial Risk Management Policy

The financial risks that the Group is exposed to are credit risk, market risk, liquidity risk, operational risk and others.

The Group’s risk management system focuses on increasing transparency, developing the risk management environment, preventing transmission of risk to other related subsidiaries, and the preemptive response to risk due to rapid changes in the financial environment to support the Group’s long-term strategy and business decisions efficiently. Credit risk, market risk, liquidity risk, and operational risk have been recognized as the Group’s key risks. These risks are measured and managed in Economic Capital or VaR (Value at Risk) using a statistical method.

4.1.2 Risk Management Organization

Risk Management Committee

The Risk Management Committee establishes risk management strategies in accordance with the directives of the Board of Directors and determines the Group’s target risk appetite. The Committee approves significant risk matters and reviews the level of risks that the Group is exposed to and the appropriateness of the Group’s risk management operations as an ultimate decision-making authority.

Risk Management Council

The Risk Management Council is a consultative group which reviews and makes decisions on matters delegated by the Risk Management Committee, and discusses the detailed issues relating to the Group’s risk management.

Risk Management Division

The Risk Management Division is responsible for monitoring and managing the Group’s economic capital limit and managing detailed policies, procedures and working processes relating to the Group’s risk management.

4.2 Credit Risk

4.2.1 Overview of Credit Risk

Credit risk is the risk of possible losses in an asset portfolio in the event of a counterparty’s default, breach of contract and deterioration in the credit quality of the counterparty. For risk management reporting purposes, the individual borrower’s default risk, country risk, specific risks and other credit risk exposure components are considered as a whole.

The Group uses definition of default as defined and applied in the calculation of Capital Adequacy Ratio (Basel III) in accordance with the new Basel Accord.

4.2.2 Credit Risk Management

The Group measures expected losses and economic capital on assets that are subject to credit risk management whether on- or off-balance sheet items and uses expected losses and economic capital as a management indicator. The Group manages credit risk by allocating credit risk economic capital limits.

In addition, the Group controls the credit concentration risk exposure by applying and managing total exposure limits to prevent an excessive risk concentration to each industry and borrower.

The Group has organized a credit risk management team that focuses on credit risk management in accordance with the Group’s credit risk management policy. Especially, the loan analysis department of Kookmin Bank, one of the subsidiaries, is responsible for loan policy, loan limit, loan review, credit management, restructuring and subsequent event management, independently of operating department. On the other hand, risk management group of Kookmin Bank is responsible for planning risk management policy, applying limits of credit lines, measuring the credit risk economic capital, adjusting credit limits, reviewing credit and verifying credit evaluation models.

4.2.3 Maximum Exposure to Credit Risk

The Group’s maximum exposures of financial instruments, excluding equity securities, to credit risk without consideration of collateral values as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Financial assets
Due from financial institutions at amortized cost[1]	￦	17,216,288	￦	18,142,960
Financial assets at fair value through profit or loss
Due from financial institutions		381,719		216,367
Securities		48,285,482		50,721,526
Loans		954,176		427,545
Financial instruments indexed to the price of gold		78,808		79,805
Derivatives		2,025,962		3,190,673
Loans at amortized cost[1]		319,201,603		339,684,059
Financial investments
Securities measured at fair value through other comprehensive income		35,243,634		43,556,848
Securities at amortized cost[1]		23,661,522		25,346,555
Loans measured at fair value through other comprehensive income		389,822		375,098
Other financial assets[1]		8,133,556		9,147,059

		455,572,572		490,888,495

Off-balance sheet items
Acceptances and guarantees contracts		7,277,136		8,327,494
Financial guarantee contracts		3,626,532		3,847,390
Commitments		138,590,372		151,797,615

		149,494,040		163,972,499

	￦	605,066,612	￦	654,860,994

[1]	Due from financial institutions, loans and securities measured at amortized cost and other financial assets are net of allowance.

4.2.4 Credit Risk of Loans

The Group maintains an allowance for loan losses associated with credit risk on loans to manage its credit risk.

The Group assesses expected credit loss on financial asset at amortized cost and financial asset at fair value through other comprehensive income other than financial asset at fair value through profit or loss and recognizes loss allowance. Expected credit losses are a probability-weighted estimate of possible credit losses within certain range by reflecting reasonable and supportable information that is reasonably available at the reporting date without undue cost or effort, including information about past events, current conditions and forecasts of future economic conditions. The Group assesses the expected credit losses for loans categorized in financial assets at amortized cost, and presents it with the name of account ‘allowance for loan losses’ netting from the related carrying amounts. For the expected credit losses for loans categorized in financial assets at fair value through other comprehensive income, the Group presents it in other comprehensive income.

Loans as of December 31, 2018 and 2019, are classified as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans at amortized cost[1]
Corporate
Grade 1	￦	75,785,147	￦	2,144,175	￦	1,638	￦	—	￦	77,930,960
Grade 2		55,292,251		4,227,041		2,016		—		59,521,308
Grade 3		2,957,463		1,757,607		6,579		—		4,721,649
Grade 4		484,248		965,094		68,271		—		1,517,613
Grade 5		244,593		378,588		1,063,646		—		1,686,827

		134,763,702		9,472,505		1,142,150		—		145,378,357

Retail
Grade 1		133,946,705		4,411,122		9,180		—		138,367,007
Grade 2		7,819,152		7,497,880		17,767		—		15,334,799
Grade 3		1,718,104		1,559,980		6,694		—		3,284,778
Grade 4		706,797		421,800		13,318		—		1,141,915
Grade 5		14,110		447,064		489,196		—		950,370

		144,204,868		14,337,846		536,155		—		159,078,869

Credit card
Grade 1		8,411,723		176,312		—		—		8,588,035
Grade 2		4,449,617		587,254		—		—		5,036,871
Grade 3		1,460,344		1,228,087		—		—		2,688,431
Grade 4		6,004		467,012		—		—		473,016
Grade 5		112		148,149		419,444		—		567,705

		14,327,800		2,606,814		419,444		—		17,354,058

		293,296,370		26,417,165		2,097,749		—		321,811,284

Loans at fair value through other comprehensive income
Corporate
Grade 1		189,501		25,731		—		—		215,232
Grade 2		128,712		45,878		—		—		174,590
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		318,213		71,609		—		—		389,822

		318,213		71,609		—		—		389,822

	￦	293,614,583	￦	26,488,774	￦	2,097,749	￦	—	￦	322,201,106

[1]	Before netting of allowance.

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans at amortized cost[1]
Corporate
Grade 1	￦	83,839,707	￦	2,621,898	￦	1,000	￦	—	￦	86,462,605
Grade 2		58,057,809		4,683,445		7,052		—		62,748,306
Grade 3		2,650,199		2,187,662		4,194		—		4,842,055
Grade 4		518,108		900,386		4,605		—		1,423,099
Grade 5		16,648		355,893		805,938		—		1,178,479

		145,082,471		10,749,284		822,789		—		156,654,544

Retail
Grade 1		146,265,744		3,611,001		8,155		—		149,884,900
Grade 2		7,081,846		4,433,832		29,304		—		11,544,982
Grade 3		2,080,690		1,541,647		11,366		—		3,633,703
Grade 4		185,081		387,811		9,722		—		582,614
Grade 5		10,180		587,448		545,295		—		1,142,923

		155,623,541		10,561,739		603,842		—		166,789,122

Credit card
Grade 1		8,390,177		96,052		—		—		8,486,229
Grade 2		5,695,069		719,065		—		—		6,414,134
Grade 3		1,558,999		1,161,396		—		—		2,720,395
Grade 4		26,404		390,941		—		—		417,345
Grade 5		350		135,630		474,327		—		610,307

		15,670,999		2,503,084		474,327		—		18,648,410

		316,377,011		23,814,107		1,900,958		—		342,092,076

Loans at fair value through other comprehensive income
Corporate
Grade 1		241,524		—		—		—		241,524
Grade 2		133,574		—		—		—		133,574
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		375,098		—		—		—		375,098

		375,098		—		—		—		375,098

	￦	316,752,109	￦	23,814,107	￦	1,900,958	￦	—	￦	342,467,174

[1]	Before netting of allowance.

Credit quality of loans graded according to internal credit ratings are as follows:

	Range of Probability of Default (%)	Retail	Corporate	Credit Card[1]

Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+	0.0 ~ 1.0
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB	1.0 ~ 5.0
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B	5.0 ~ 15.0
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC	15.0 ~ 30.0
Grade 5	30.0 ~	12 grade or under	CC or under	30.0 ~

[1]	Credit quality of Credit Card loans was graded according to range of probability of default

The quantification of the extent to which collateral and other credit enhancements mitigate credit risk as of December 31, 2018 and 2019, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	60,473,663	￦	5,871,980	￦	151,180	￦	66,496,823
Deposits and savings		4,200,448		77,024		6,485		4,283,957
Property and equipment		8,644,719		616,318		54,492		9,315,529
Real estate		147,682,808		12,828,076		442,287		160,953,171

	￦	221,001,638	￦	19,393,398	￦	654,444	￦	241,049,480

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	70,183,658	￦	3,839,736	￦	179,825	￦	74,203,219
Deposits and savings		4,478,032		118,221		8,034		4,604,287
Property and equipment		10,014,552		582,109		55,410		10,652,071
Real estate		155,769,901		10,839,595		417,815		167,027,311

	￦	240,446,143	￦	15,379,661	￦	661,084	￦	256,486,888

4.2.5 Credit Quality of Securities

Financial investments excluding equity securities that are exposed to credit risk as of December 31, 2018, and 2019 are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities at amortized cost[1]
Grade 1	￦	23,524,120	￦	—	￦	—	￦	—	￦	23,524,120
Grade 2		120,546		—		—		—		120,546
Grade 3		18,572		—		—		—		18,572
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		23,663,238		—		—		—		23,663,238

Securities measured at fair value through other comprehensive income
Grade 1		32,498,155		—		—		—		32,498,155
Grade 2		2,740,053		—		—		—		2,740,053
Grade 3		—		—		—		—		—
Grade 4		2,510		—		—		—		2,510
Grade 5		—		—		2,916		—		2,916

		35,240,718		—		2,916		—		35,243,634

	￦	58,903,956	￦	—	￦	2,916	￦	—	￦	58,906,872

[1]	Before netting of allowance

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities at amortized cost[1]
Grade 1	￦	25,147,636	￦	—	￦	—	￦	—	￦	25,147,636
Grade 2		157,881		—		—		—		157,881
Grade 3		42,710		—		—		—		42,710
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		25,348,227		—		—		—		25,348,227

Securities measured at fair value through other comprehensive income
Grade 1		40,206,856		—		—		—		40,206,856
Grade 2		3,337,327		—		—		—		3,337,327
Grade 3		12,665		—		—		—		12,665
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		43,556,848		—		—		—		43,556,848

	￦	68,905,075	￦	—	￦	—	￦	—	￦	68,905,075

[1]	Before netting of allowance

The credit qualities of securities, excluding equity securities according to the credit ratings by external rating agencies as of December 31, 2018 and 2019, are as follows:

	Domestic				Foreign

Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Credit qualities of debt securities denominated in Korean won are based on the lowest credit rating by the domestic credit rating agencies, and those denominated in foreign currencies are based on the lowest credit rating by the foreign credit rating agencies.

4.2.6 Credit risk of due from financial institutions

The credit quality of due from financial institutions as of December 31, 2018 and 2019, is classified as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions at amortized cost[1]
Grade 1	￦	16,374,868	￦	—	￦	—	￦	—	￦	16,374,868
Grade 2		213,903		—		—		—		213,903
Grade 3		608,314		—		—		—		608,314
Grade 4		19,531		—		—		—		19,531
Grade 5		1,691		—		—		—		1,691

	￦	17,218,307	￦	—	￦	—	￦	—	￦	17,218,307

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions at amortized cost[1]
Grade 1	￦	17,292,966	￦	—	￦	—	￦	—	￦	17,292,966
Grade 2		149,927		—		—		—		149,927
Grade 3		677,249		—		—		—		677,249
Grade 4		—		—		—		—		—
Grade 5		13,991		13,179		360		—		27,530

	￦	18,134,133	￦	13,179	￦	360	￦	—	￦	18,147,672

[1]	Before netting of allowance

The credit qualities of due from financial institutions according to the credit ratings by external rating agencies as of December 31, 2018 and 2019 is same as the credit qualities of securities, excluding equity securities.

4.2.7 Credit risk mitigation of derivatives

The quantification of the extent to which derivatives and other credit enhancements mitigate credit risk as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Deposits, savings, securities, etc.	￦	460,670	￦	802,170

	￦	460,670	￦	802,170

4.2.8 Credit risk concentration analysis

Details of the Group’s loans by jurisdiction as of December 31, 2018 and 2019, are as follows:

	2018
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	158,760,865	￦	141,864,644	￦	17,346,224	￦	317,971,733	98.40	￦	(2,574,236)	￦	315,397,497
Europe		—		649,281		—		649,281	0.20		(512)		648,769
China		—		2,259,202		807		2,260,009	0.70		(20,570)		2,239,439
Japan		106		354,181		60		354,347	0.11		(1,900)		352,447
United States		—		997,321		6,967		1,004,288	0.31		(5,706)		998,582
Others		317,898		597,726		—		915,624	0.28		(6,757)		908,867

	￦	159,078,869	￦	146,722,355	￦	17,354,058	￦	323,155,282	100.00	￦	(2,609,681)	￦	320,545,601

	2019
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	166,310,457	￦	149,149,657	￦	18,642,111	￦	334,102,225	97.44	￦	(2,363,332)	￦	331,738,893
Europe		—		1,118,429		—		1,118,429	0.33		(4,181)		1,114,248
China		—		3,135,501		358		3,135,859	0.91		(20,654)		3,115,205
Japan		101		647,956		81		648,138	0.19		(576)		647,562
United States		—		2,333,269		—		2,333,269	0.68		(9,205)		2,324,064
Others		478,564		1,072,375		5,860		1,556,799	0.45		(10,069)		1,546,730

	￦	166,789,122	￦	157,457,187	￦	18,648,410	￦	342,894,719	100.00	￦	(2,408,017)	￦	340,486,702

[1]	The above is the Group’s loans at fair value through profit and loss, other comprehensive income or amortized cost.

Details of the Group’s industrial corporate loans as of December 31, 2018 and 2019, are as follows:

	2018
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	14,193,442	9.67	￦	(45,473)	￦	14,147,969
Manufacturing		42,672,986	29.08		(449,406)		42,223,580
Service		61,467,174	41.89		(270,846)		61,196,328
Wholesale & Retail		16,739,852	11.41		(102,197)		16,637,655
Construction		3,282,508	2.24		(291,211)		2,991,297
Public sector		873,281	0.60		(3,301)		869,980
Others		7,493,112	5.11		(93,409)		7,399,703

Total	￦	146,722,355	100.00	￦	(1,255,843)	￦	145,466,512

	2019
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	16,405,404	10.42	￦	(14,819)	￦	16,390,585
Manufacturing		43,265,607	27.48		(394,428)		42,871,179
Service		65,277,701	41.46		(195,205)		65,082,496
Wholesale & Retail		18,593,540	11.81		(99,051)		18,494,489
Construction		3,679,798	2.34		(194,737)		3,485,061
Public sector		1,250,909	0.79		(2,084)		1,248,825
Others		8,984,228	5.70		(56,662)		8,927,566

Total	￦	157,457,187	100.00	￦	(956,986)	￦	156,500,201

Types of the Group’s retail and credit card loans as of December 31, 2018 and 2019, are as follows:

	2018
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	70,916,004	40.19	￦	(29,369)	￦	70,886,635
General		88,162,865	49.97		(613,528)		87,549,337
Credit card		17,354,058	9.84		(710,941)		16,643,117

Total	￦	176,432,927	100.00	￦	(1,353,838)	￦	175,079,089

	2019
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	78,102,637	42.12	￦	(34,395)	￦	78,068,242
General		88,686,485	47.83		(676,927)		88,009,558
Credit card		18,648,410	10.05		(739,709)		17,908,701

Total	￦	185,437,532	100.00	￦	(1,451,031)	￦	183,986,501

Credit risk concentration of due from financial institutions, securities, excluding equity securities and derivative financial instruments

Details of the Group’s credit risk concentration of due from financial institutions, securities, excluding equity securities, and derivative financial instruments as of December 31, 2018 and 2019, are as follows:

	2018
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Banking and insurance	￦	17,218,307	100.00	￦	(2,019)	￦	17,216,288

		17,218,307	100.00		(2,019)		17,216,288

Due from financial institutions at fair value through profit or loss
Banking and insurance		381,719	100.00		—		381,719

		381,719	100.00		—		381,719

Securities measured at fair value through profit or loss
Government and government funded institutions		14,354,157	29.73		—		14,354,157
Banking and insurance		27,273,372	56.48		—		27,273,372
Others		6,657,953	13.79		—		6,657,953

		48,285,482	100.00		—		48,285,482

Derivatives
Government and government funded institutions		39,290	1.94		—		39,290
Banking and insurance		1,849,078	91.27		—		1,849,078
Others		137,594	6.79		—		137,594

		2,025,962	100.00		—		2,025,962

Securities measured at fair value through other comprehensive income
Government and government funded institutions		9,504,156	26.97		—		9,504,156
Banking and insurance		21,210,983	60.18		—		21,210,983
Others		4,528,495	12.85		—		4,528,495

		35,243,634	100.00		—		35,243,634

Securities at amortized cost
Government and government funded institutions		10,321,667	43.62		(25)		10,321,642
Banking and insurance		11,424,418	48.28		(1,399)		11,423,019
Others		1,917,153	8.10		(292)		1,916,861

		23,663,238	100.00		(1,716)		23,661,522

	￦	126,818,342		￦	(3,735)	￦	126,814,607

	2019
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Banking and insurance	￦	18,147,672	100.00	￦	(4,712)	￦	18,142,960

		18,147,672	100.00		(4,712)		18,142,960

Due from financial institutions at fair value through profit or loss
Banking and insurance		216,367	100.00		—		216,367

		216,367	100.00		—		216,367

Securities measured at fair value through profit or loss
Government and government funded institutions		11,937,703	23.53		—		11,937,703
Banking and insurance		32,475,354	64.03		—		32,475,354
Others		6,308,469	12.44		—		6,308,469

		50,721,526	100.00		—		50,721,526

Derivatives
Government and government funded institutions		7,330	0.23		—		7,330
Banking and insurance		3,003,371	94.13		—		3,003,371
Others		179,972	5.64		—		179,972

		3,190,673	100.00		—		3,190,673

Securities measured at fair value through other comprehensive income
Government and government funded institutions		16,744,232	38.44		—		16,744,232
Banking and insurance		21,439,272	49.22		—		21,439,272
Others		5,373,344	12.34		—		5,373,344

		43,556,848	100.00		—		43,556,848

Securities at amortized cost
Government and government funded institutions		11,115,435	43.86		(37)		11,115,398
Banking and insurance		12,279,883	48.44		(1,349)		12,278,534
Others		1,952,909	7.70		(286)		1,952,623

		25,348,227	100.00		(1,672)		25,346,555

	￦	141,181,313		￦	(6,384)	￦	141,174,929

Credit risk concentrations of due from financial institutions, securities, excluding equity securities and derivative financial instruments by country

Details of the Group’s credit risk concentration of securities, excluding equity securities, and derivative financial instruments by country, as of December 31, 2018, are as follows:

	2018
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Korea	￦	13,497,329	78.39	￦	(338)	￦	13,496,991
United States		826,660	4.80		(16)		826,644
Others		2,894,318	16.81		(1,665)		2,892,653

Sub-total		17,218,307	100.00		(2,019)		17,216,288

Due from financial institutions at fair value through profit or loss
Korea		381,719	100.00		—		381,719

Sub-total		381,719	100.00		—		381,719

Securities measured at fair value through profit or loss
Korea		43,697,736	90.50		—		43,697,736
United States		1,813,902	3.76		—		1,813,902
Others		2,773,844	5.74		—		2,773,844

Sub-total		48,285,482	100.00		—		48,285,482

Derivatives
Korea		1,024,392	50.56		—		1,024,392
United States		316,482	15.62		—		316,482
France		237,080	11.70		—		237,080
Singapore		109,101	5.39		—		109,101
Japan		97,351	4.81		—		97,351
Others		241,556	11.92		—		241,556

Sub-total		2,025,962	100.00		—		2,025,962

Securities measured at fair value through other comprehensive income
Korea		33,156,041	94.08		—		33,156,041
United States		1,100,199	3.12		—		1,100,199
Others		987,394	2.80		—		987,394

Sub-total		35,243,634	100.00		—		35,243,634

Securities measured at amortized cost
Korea		21,175,749	89.49		(1,136)		21,174,613
United States		1,252,426	5.29		(216)		1,252,210
Others		1,235,063	5.22		(364)		1,234,699

Sub-total		23,663,238	100.00		(1,716)		23,661,522

Total	￦	126,818,342		￦	(3,735)	￦	126,814,607

Due from financial institutions, financial assets at fair value through profit or loss and derivatives that linked to gold price are mostly relevant to financial and insurance industry with high credit ratings.

Details of the Group’s credit risk concentration of due from financial institutions, securities, excluding equity securities, and derivative financial instruments by country, as of December 31, 2019, is as follows:

	2019
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Korea	￦	13,864,687	76.40	￦	(555)	￦	13,864,132
United States		1,318,582	7.27		(1)		1,318,581
Others		2,964,403	16.33		(4,156)		2,960,247

Sub-total		18,147,672	100.00		(4,712)		18,142,960

Due from financial institutions at fair value through profit or loss
Korea		216,367	100.00		—		216,367

Sub-total		216,367	100.00		—		216,367

Securities measured at fair value through profit or loss
Korea		46,413,061	91.51		—		46,413,061
United States		1,939,330	3.82		—		1,939,330
Others		2,369,135	4.67		—		2,369,135

Sub-total		50,721,526	100.00		—		50,721,526

Derivatives
Korea		1,440,349	45.14		—		1,440,349
United States		529,956	16.61		—		529,956
France		358,951	11.25		—		358,951
Others		861,417	27.00		—		861,417

Sub-total		3,190,673	100.00		—		3,190,673

Securities measured at fair value through other comprehensive income
Korea		40,948,853	94.01		—		40,948,853
United States		687,243	1.58		—		687,243
Others		1,920,752	4.41		—		1,920,752

Sub-total		43,556,848	100.00		—		43,556,848

Securities measured at amortized cost
Korea		22,591,541	89.12		(1,034)		22,590,507
United States		1,312,941	5.18		(217)		1,312,724
Others		1,443,745	5.70		(421)		1,443,324

Sub-total		25,348,227	100.00		(1,672)		25,346,555

Total	￦	141,181,313		￦	(6,384)	￦	141,174,929

Due from financial institutions, financial assets at fair value through profit or loss and derivatives that linked to gold price are mostly relevant to financial and insurance industry with high credit ratings.

4.3 Liquidity Risk

4.3.1 Overview of liquidity risk

Liquidity risk is a risk that the Group becomes insolvent due to uncertain liquidity caused by unexpected cash outflows, or a risk of borrowing high interest debts or disposal of liquid and other assets at a substantial discount. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other financing, and off-balance sheet items related to cash flow of currency derivative instruments and others.

Cash flows disclosed for the maturity analysis are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the financial statements that are based on the present value of expected cash flows in some cases. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.

4.3.2. Liquidity Risk Management and Indicator

The liquidity risk is managed by risk management policy and liquidity risk management guidelines which are applied to the risk management policies and procedures that address all the possible risks that arise from the overall business of the Group.

The Group computes and manages cumulative liquidity gap and liquidity rate subject to all transactions that affect cash flow in Korean won and foreign currencies and off-balance sheet transactions in relation to the liquidity. The Group regularly reports to the Risk Planning Council and Risk Management Committee.

4.3.3. Analysis of Remaining Contractual Maturity of Financial Assets and Liabilities

Cash flows disclosed below are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the consolidated financial statements that are based on the present value of expected cash flows. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.

The remaining contractual maturity of financial assets and liabilities, excluding derivatives held for cash flow hedging, as of December 31, 2018 and 2019, are as follows:

	2018
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	5,636,123	￦	1,481,598	￦	242,353	￦	538,579	￦	81,646	￦	—	￦	7,980,299
Financial assets at fair value through profit or loss		50,139,812		672,326		162,459		254,632		215,436		1,113,694		52,558,359
Derivatives held for trading[2]		1,915,532		—		—		—		—		—		1,915,532
Derivatives held for fair value hedging[3]		—		4,344		1,724		17,948		21,367		40,830		86,213
Loans at amortized cost		3,180,412		27,520,126		32,374,297		116,479,553		84,600,284		102,789,366		366,944,038
Financial investments[4]
Financial assets measured at fair value through other comprehensive income		2,117,560		1,812,270		2,694,083		11,210,903		18,626,405		2,728,392		39,189,613
Securities measured at amortized cost		—		1,245,353		1,483,667		4,412,816		8,932,468		14,380,433		30,454,737
Other financial assets		89,890		5,454,381		160,182		1,488,164		53,425		37,841		7,283,883

Total	￦	63,079,329	￦	38,190,398	￦	37,118,765	￦	134,402,595	￦	112,531,031	￦	121,090,556	￦	506,412,674

	2018
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss[2]	￦	2,823,820	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,823,820
Financial liabilities designated at fair value through profit or loss[2]		12,503,039		—		—		—		—		—		12,503,039
Derivatives held for trading[2]		2,724,994		—		—		—		—		—		2,724,994
Derivatives held for fair value hedging[3]		—		(2,403)		(8,231)		(37,851)		13,831		31		(34,623)
Deposits[5]		126,781,682		16,852,129		28,053,517		95,568,339		11,284,243		2,608,630		281,148,540
Debts		5,909,297		10,355,022		3,975,372		7,205,116		4,714,743		1,249,785		33,409,335
Debentures		30,160		1,699,165		5,875,093		13,471,021		32,474,579		2,489,146		56,039,164
Other financial liabilities		91,381		15,943,018		170,851		275,135		581,537		65,721		17,127,643

Total	￦	150,864,373	￦	44,846,931	￦	38,066,602	￦	116,481,760	￦	49,068,933	￦	6,413,313	￦	405,741,912

Off- balance sheet items
Commitments[6]	￦	138,590,372	￦	—	￦	—	￦	—	￦	—	￦	—	￦	138,590,372
Financial guarantee contract[7]		3,626,532		—		—		—		—		—		3,626,532

Total	￦	142,216,904	￦	—	￦	—	￦	—	￦	—	￦	—	￦	142,216,904

[1]	The amounts of ￦ 12,394,461 million, which is restricted due from the financial institutions as of December 31, 2018, is excluded.
[2]

Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘on demand’ category.

[3]	Cash flows of derivative instruments held for hedging are shown at net cash flow by remaining contractual maturity.
[4]

The equity securities designated as financial assets measured at fair value through other comprehensive income are included under the ‘On demand’ category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.

[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘on demand’ category.
[6]	Commitments are included under the ‘On demand’ category because payments will be made upon request.
[7]	The financial guarantee contracts are included under the ‘On demand’ category as payments will be made upon request.

	2019
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	5,323,332	￦	1,038,805	￦	286,091	￦	822,123	￦	18,628	￦	—	￦	7,488,979
Financial assets at fair value through profit or loss		52,488,545		446,069		273,144		187,821		236,130		1,011,289		54,642,998
Derivatives held for trading[2]		3,008,598		—		—		—		—		—		3,008,598
Derivatives held for fair value hedging[3]		—		4,892		20,216		37,441		41,401		66,176		170,126
Loans at amortized cost		2,908,095		33,042,040		32,668,128		125,125,270		94,802,566		96,757,198		385,303,297
Financial investments[4]
Financial assets measured at fair value through other comprehensive income		2,101,605		526,465		1,403,884		6,761,533		33,604,010		4,506,581		48,904,078
Securities measured at amortized cost		—		1,002,164		2,080,834		5,700,500		7,366,945		15,888,344		32,038,787
Other financial assets		71,528		6,578,005		179,790		1,373,850		40,243		35,927		8,279,343

Total	￦	65,901,703	￦	42,638,440	￦	36,912,087	￦	140,008,538	￦	136,109,923	￦	118,265,515	￦	539,836,206

	2019
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss[2]	￦	2,663,327	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,663,327
Financial liabilities designated at fair value through profit or loss[2]		12,704,826		—		—		—		—		—		12,704,826
Derivatives held for trading[2]		2,842,950		—		—		—		—		—		2,842,950
Derivatives held for fair value hedging[3]		—		14,764		15,588		1,652		20,044		129		52,177
Deposits[5]		141,821,986		17,180,492		27,300,542		110,410,809		10,804,440		2,354,504		309,872,773
Debts		7,074,508		12,341,516		3,057,980		8,994,817		4,950,294		1,763,234		38,182,349
Debentures		22,285		2,652,730		3,812,476		11,062,873		32,477,672		3,515,716		53,543,752
Lease liabilities		256		19,304		35,730		137,419		318,781		66,032		577,522
Other financial liabilities		114,320		17,663,385		187,976		212,059		693,921		119,637		18,991,298

Total	￦	167,244,458	￦	49,872,191	￦	34,410,292	￦	130,819,629	￦	49,265,152	￦	7,819,252	￦	439,430,974

Off- balance sheet items
Commitments[6]	￦	151,797,615	￦	—	￦	—	￦	—	￦	—	￦	—	￦	151,797,615
Financial guarantee contract[7]		3,847,390		—		—		—		—		—		3,847,390

Total	￦	155,645,005	￦	—	￦	—	￦	—	￦	—	￦	—	￦	155,645,005

[1]	The amounts of ￦ 13,394,627 million, which is restricted due from the financial institutions as of December 31, 2019, is excluded.
[2]

Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘on demand’ category.

[3]	Cash flows of derivative instruments held for hedging are shown at net cash flow by remaining contractual maturity.
[4]

The equity securities designated as financial assets measured at fair value through other comprehensive income are included under the ‘On demand’ category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.

[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘on demand’ category.
[6]	Commitments are included under the ‘On demand’ category because payments will be made upon request.
[7]	The financial guarantee contracts are included under the ‘On demand’ category as payments will be made upon request.

The contractual cash flows of derivatives held for cash flow hedging as of December 31, 2018 and 2019, are as follows:

	2018
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦	(172)	￦	1,999	￦	2,743	￦	1,949	￦	(66)	￦	6,453
Cash flow to be received of total settlement derivatives		47,526		129,826		286,219		2,116,253		—		2,579,824
Cash flow to be paid of total settlement derivatives		(50,281)		(137,834)		(286,165)		(2,151,808)		—		(2,626,088)

	2019
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦	(639)	￦	(1,831)	￦	(5,021)	￦	(10,602)	￦	1,084	￦	(17,009)
Cash flow to be received of total settlement derivatives		14,119		200,170		657,909		1,888,772		—		2,760,970
Cash flow to be paid of total settlement derivatives		(18,171)		(199,141)		(671,375)		(1,955,650)		—		(2,844,337)

4.4 Market Risk

4.4.1 Concept

Market risk represents possible losses which arise from changes in market factors including interest rate, stock price, foreign exchange rate and other market factors that affect the fair value or future cash flows of financial instruments including securities and derivatives amongst others. The most significant risk associated with trading positions interest rate risks, currency risks and also, stock price risks. In addition, the Group is exposed to interest rate risks associated with non-trading positions. The Group classifies exposures to market risk into either trading or non-trading positions. The Group measures and manages market risk separately for each subsidiary.

4.4.2 Risk management

The Group sets internal capital limits for market risk and interest rate risk and monitors the risks to manage the risk of trading and non-trading positions. The Group maintains risk management systems and procedures including trading policies and procedures, and market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions in order to manage market risk efficiently. The procedures mentioned are implemented with approval from the Risk Management Committee and Risk Management Council.

Kookmin Bank, one of the subsidiaries, establishes market risk management policy, sets position limits, loss limits and VaR limits of each business group and approves newly developed instruments through its Risk Management Council. The Market Risk Management Committee, which is chaired by the Chief Risk Officer (CRO), is the decision maker and sets position limits, loss limits, VaR limits, sensitivity limits and scenario loss limits for each division, at the level of each individual business department.

The Asset-Liability Management Committee(ALCO) of Kookmin Bank determines the operational standards of interest and commission, the details of the establishment and prosecution of the Asset Liability Management (ALM) policies and enacts and amends relevant guidelines. The Risk Management Committee and Risk Management Council monitor the establishment and enforcement of ALM risk management policies, and enact and amend ALM risk management guidelines. The interest rate risk limit is set based on the future assets/liabilities position and interest rate volatility estimation reflects the annual work plan. The ALM Department and Risk Management Department measures and monitors the interest risk status and limits on a regular basis. The status and limits of interest rate risks including interest gap, duration gap and interest rate VaR (Value at Risk), are reported to the ALCO and Risk Management Council on a monthly basis and to the Risk Management Committee on a quarterly basis. To ensure adequacy of interest rate and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the risk management procedures and tasks conducted by the ALM Department. Also, the Risk Management Department independently reports related information to the management.

4.4.3 Trading Position

Definition of a trading position

Trading positions subject to market risk management are defined under the Trading Policy and Guideline, and the basic requirements are as follows:

•	The trading position is not restricted for sale, is measured daily at fair value, and its significant inherent risks are able to be hedged in the market.

•	The criteria for classification as a trading position are clearly defined in the Trading Policy and Guideline, and separately managed by the trading department.

•	The trading position is operated in accordance with the documented trading strategy and managed through position limits.

•	The operating department or professional dealers have an authority to enforce a deal on the trading position within predetermined limits without pre-approval.

•	The trading position is reported periodically to management for the purpose of the Group’s risk management

Observation method on market risk arising from trading positions

Subsidiaries of the Group calculate VaR to measure the market risk by using market risk management systems on the entire trading portfolio. Generally, the Group manages market risk on the trading portfolio. In addition, the Group controls and manages the risk of derivative trading based on the regulations and guidelines formulated by the Financial Supervisory Service.

VaR (Value at Risk)

i. VaR (Value at Risk)

Kookmin Bank, one of the subsidiaries, uses the value-at-risk methodology to measure the market risk of trading positions. Kookmin Bank uses the 10-day VaR, which estimates the maximum amount of loss that could occur in ten days under an historical simulation model which is considered to be a full valuation method. The distributions of portfolio’s value changes are estimated based on the data over the previous 250 business days, and ten-day VaR is calculated by subtracting net present market value from the value measured at a 99% confident level of portfolio’s value distribution results.

VaR is a commonly used market risk measurement technique. However, the method has some shortcomings. VaR estimates possible losses over a certain period at a particular confidence level using past market movement data. Past market movements are, however, not necessarily a good indicator of future events, as there may be conditions and circumstances in the future that the model does not anticipate. As a result, the timing and magnitude of the actual losses may vary depending on the assumptions made at the time of the calculation. In addition, the time periods used for the model, generally one or ten days, are assumed to be a sufficient holding period before liquidating the relevant underlying positions. If these holding periods are not sufficient, or too long, the VaR results may understate or overstate the potential loss.

A subsidiary which hold trading positions uses an internal model (VaR) to measure general risk, and a standard method to measure each individual risk. When the internal model is not permitted for certain market risk, the Group uses the standard method. Therefore, the market risk VaR may not reflect the market risk of each individual risk and some specific positions. And also, non-banking subsidiaries use the same standard method applied to measure regulatory capital for improvement of market risk VaR management utility (improvement of relation with regulatory capital).

ii. Back-Testing

Back-testing is conducted on a daily basis to validate the adequacy of the market risk model. In back-testing, the Group compares both the actual and hypothetical profit and loss with the VaR calculations.

iii. Stress Testing

Stress testing is carried out to analyze the impact of abnormal market situations on the trading and available-for-sale portfolio. It reflects changes in interest rates, stock prices, foreign exchange rates, implied volatilities of derivatives and other risk factors that have significant influence on the value of the portfolio. The Group uses historical scenarios and hypothetical scenarios for the analysis of abnormal market situations. Stress testing is performed at least once every year.

VaR at a 99% confidence level of interest rate, stock price and foreign exchange rate risk for trading positions with a ten-day holding period by a subsidiary as of December 31, 2018 and 2019, are as follows:

Kookmin Bank

	2018
	Average		Minimum		Maximum		Ending
Interest rate risk	￦	12,513	￦	6,044	￦	18,684	￦	7,074
Stock price risk		2,995		1,253		4,831		3,348
Foreign exchange rate risk		9,443		5,033		16,453		16,453
Deduction of diversification effect		—		—		—		(11,939)

Total VaR	￦	16,221	￦	11,653	￦	23,078	￦	14,936

	2019
	Average		Minimum		Maximum		Ending
Interest rate risk	￦	11,190	￦	1,725	￦	20,467	￦	16,628
Stock price risk		3,434		2,402		4,310		3,914
Foreign exchange rate risk		15,760		11,416		20,704		13,081
Deduction of diversification effect		—		—		—		(13,246)

Total VaR	￦	17,545	￦	13,641	￦	24,849	￦	20,377

Meanwhile, the required equity capital using the standardized method related to the positions which are not measured by VaR or the non-banking subsidiaries as of December 31, 2018 and 2019, are as follows:

Kookmin Bank

	2018		2019
	(In millions of Korean won)
Interest rate risk	￦	112,153	￦	83,731
Stock price risk		19,756		1,954
Foreign exchange rate risk		1,339		1,850

Total VaR	￦	133,248	￦	87,535

KB Securities Co., Ltd.

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	456,847	￦	366,027	￦	537,126	￦	510,618
Stock price risk		293,623		236,329		335,900		261,341
Foreign exchange rate risk		5,923		2,383		12,613		3,692
Commodity risk		5		1		22		1

Total VaR	￦	756,398	￦	604,740	￦	885,661	￦	775,652

	2019
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	520,681	￦	460,539	￦	563,991	￦	563,991
Stock price risk		248,183		217,149		282,584		270,443
Foreign exchange rate risk		15,785		7,578		23,674		21,418
Commodity risk		3		1		20		1

Total VaR	￦	784,652	￦	685,267	￦	870,269	￦	855,853

KB Insurance Co., Ltd.

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	43,431	￦	34,202	￦	48,456	￦	45,180
Foreign exchange rate risk		11,074		8,484		15,053		14,769

Total VaR	￦	54,505	￦	42,686	￦	63,509	￦	59,949

	2019
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	3,418	￦	2,201	￦	4,904	￦	3,252
Stock price risk		23,293		16,153		27,550		26,140

Total VaR	￦	26,711	￦	18,354	￦	32,454	￦	29,392

KB Life Insurance Co., Ltd.

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	1,264	￦	968	￦	1,544	￦	1,134

Total VaR	￦	1,264	￦	968	￦	1,544	￦	1,134

	2019
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	2,630	￦	1,295	￦	3,597	￦	2,038

Total VaR	￦	2,630	￦	1,295	￦	3,597	￦	2,038

KB Investment Co., Ltd.

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Stock price risk	￦	23	￦	—	￦	56	￦	—
Foreign exchange rate risk		2,064		1,776		3,033		3,033

Total VaR	￦	2,087	￦	1,776	￦	3,089	￦	3,033

	2019
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Foreign exchange rate risk	￦	7,452	￦	4,072	￦	10,480	￦	9,988

Total VaR	￦	7,452	￦	4,072	￦	10,480	￦	9,988

KB Asset Management Co., Ltd.

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	777	￦	21	￦	1,886	￦	1,043
Stock price risk		1,658		—		1,952		1,839
Foreign exchange rate risk		782		627		1,125		837

Total VaR	￦	3,217	￦	648	￦	4,963	￦	3,719

	2019
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	417	￦	202	￦	1,238	￦	509
Stock price risk		3,456		1,965		6,248		6,248
Foreign exchange rate risk		825		362		1,427		362

Total VaR	￦	4,698	￦	2,529	￦	8,913	￦	7,119

Details of risk factors

i. Interest rate risk

Trading position interest rate risk usually arises from debt securities denominated in Korean won. The Group’s trading strategy is to benefit from short-term movements in the prices of debt securities arising from changes in interest rates. The Group manages interest rate risk on trading positions using market value-based tools such as VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).

ii. Stock price risk

Stock price risk only arises from trading securities denominated in Korean won as the Group does not have any trading exposure to shares denominated in foreign currencies. The trading securities portfolio in Korean won are composed of exchange-traded stocks and derivative instruments linked to stock with strict limits on diversification.

iii. Foreign exchange rate risk

Foreign exchange rate risk arises from holding assets and liabilities denominated in foreign currency and foreign currency derivatives. Net foreign currency exposure mostly occurs from the foreign assets and liabilities which are denominated in US dollars and Chinese Yuan. The Group sets both loss limits and net foreign currency exposure limits and manages comprehensive net foreign exchange exposures which consider both trading and non-trading portfolios.

4.4.4 Non-trading position

Definition of non-trading position

Managed interest rate risk in non-trading position includes on- or off-balance sheet assets, liabilities and derivatives that are sensitive to interest rate, except trading position for market risk. The interest rate sensitive assets and liabilities are interest-bearing assets and liabilities that create interest income and expenses.

Observation method on market risk arising from non-trading position

As a qualitative methodology, interest rate risk arises from a change in equity and earnings caused by fluctuation in value of interest rate sensitive assets and liabilities, and these risks are measured with change in Economic Value of Equity (ΔEVE) or interest rate VaR and change in Net Interest Income (ΔNII). In addition, as a quantitative methodology, average and longest maturity of interest rate revision for non-maturity deposits are monitored by the Group.

Interest Rate risk levels

i. Subsidiary Kookmin Bank

Kookmin Bank calculates ΔEVE by applying six types of rate shock and crisis scenarios, and ΔNII by applying parallel rise and decline impact scenarios. The results as at December 31, 2019 are as follows:

	2019
	Changes in the Economic Value of Equity	Changes in Net Interest Income
	(In millions of Korean won)
Scenario 1 (Parallel rise)	483,207	152,013
Scenario 2 (Parallel decline)	31,718	9,717
Scenario 3 (Short-term decline, long-term rise)	257,756	—
Scenario 4 (Short-term rise, long-term decline)	411,237	—
Scenario 5 (Short-term rise)	378,380	—
Scenario 6 (Short-term decline)	492,047	—
Maximum of Scenarios 1-6	492,047	152,013
Basic capital	27,609,684	—

(*) As of the end of December 2019, interest rate risk was calculated by different method from the previous disclosure due to the revision of the Detailed Supervisory Regulations on Banking Business.

The results of previous method as at December 31, 2018 are as follows:

2018
(In millions of Korean won)
Interest Rate VaR	168,282

ii. Non-bank Subsidiaries

Interest rate VaR is the maximum possible loss due to interest rate risk under a normal distribution at a 99.9% confidence level. The measurement results of risk as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
KB Securities Co., Ltd.	￦	23,004	￦	20,605
KB Insurance Co., Ltd.		270,507		345,292
KB Kookmin Card Co., Ltd.		27,894		49,878
KB Life Insurance Co., Ltd.		47,089		56,214
KB Savings Bank Co., Ltd.		8,760		6,510
KB Capital Co., Ltd.		19,852		33,038

4.4.5 Financial Instruments in Foreign Currencies

Details of financial instruments presented in foreign currencies translated into Korean won as of December 31, 2018 and 2019, are as follows:

	2018
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	1,950,546	￦	417,682	￦	594,103	￦	120,795	￦	1,145,607	￦	679,759	￦	4,908,492
Financial assets at fair value through profit or loss		6,025,782		87,764		432,047		18,481		8,585		73,759		6,646,418
Derivatives held for trading		163,064		2,947		31,370		308		4,643		18,349		220,681
Derivatives held for hedging		32,996		—		—		—		—		—		32,996
Loans at amortized cost		12,372,434		354,111		807,019		45,335		990,705		515,051		15,084,655
Financial assets measured at fair value through other comprehensive income		3,925,922		36,538		32,842		—		125,571		4,261		4,125,134
Financial assets at amortized cost		2,257,057		—		287,732		—		38,802		27,554		2,611,145
Other financial assets		1,528,235		300,116		24,511		28,080		275,578		234,086		2,390,606

Total	￦	28,256,036	￦	1,199,158	￦	2,209,624	￦	212,999	￦	2,589,491	￦	1,552,819	￦	36,020,127

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,319,369	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,319,369
Derivatives held for trading		313,303		39,311		143,836		90		4,062		168,339		668,941
Derivatives held for hedging		88,367		—		—		—		—		—		88,367
Deposits		9,294,189		629,083		592,495		48,418		1,267,102		468,615		12,299,902
Debts		9,427,662		90,778		286,123		220,150		11,393		65,412		10,101,518
Debentures		4,405,842		—		31,979		—		—		266,935		4,704,756
Other financial liabilities		959,797		105,798		136,053		3,659		284,498		159,649		1,649,454

Total		26,808,529		864,970		1,190,486		272,317		1,567,055		1,128,950		31,832,307

Off-balance sheet items	￦	15,211,436	￦	32,619	￦	1,262	￦	—	￦	270,018	￦	228,238	￦	15,743,573

	2019
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	2,581,674	￦	354,484	￦	377,651	￦	128,600	￦	1,207,769	￦	840,250	￦	5,490,428
Financial assets at fair value through profit or loss		6,275,426		43,124		610,820		23,034		6,131		149,188		7,107,723
Derivatives held for trading		244,010		22,729		25,226		698		6,786		48,396		347,845
Derivatives held for hedging		83,610		—		—		—		—		—		83,610
Loans at amortized cost		14,478,537		484,087		795,285		178,628		1,205,297		991,445		18,133,279
Financial assets measured at fair value through other comprehensive income		4,643,921		21,267		71,078		—		282,390		39,186		5,057,842
Financial assets at amortized cost		2,380,000		—		304,484		—		97,845		101,958		2,884,287
Other financial assets		1,619,738		230,542		313,363		18,237		186,607		195,691		2,564,178

Total	￦	32,306,916	￦	1,156,233	￦	2,497,907	￦	349,197	￦	2,992,825	￦	2,366,114	￦	41,669,192

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,754,602	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,754,602
Derivatives held for trading		351,394		39,050		36,018		—		7,806		67,809		502,077
Derivatives held for hedging		35,538		—		—		—		—		—		35,538
Deposits		12,266,565		766,720		791,638		45,892		1,477,097		560,939		15,908,851
Debts		9,399,828		125,096		419,155		408,918		15,092		247,943		10,616,032
Debentures		5,007,285		—		—		—		—		338,225		5,345,510
Other financial liabilities		2,556,502		60,029		101,289		22,531		190,841		254,876		3,186,068

Total	￦	32,371,714	￦	990,895	￦	1,348,100	￦	477,341	￦	1,690,836	￦	1,469,792	￦	38,348,678

Off-balance sheet items	￦	18,702,327	￦	32,694	￦	176,756	￦	—	￦	252,369	￦	257,881	￦	19,422,027

4.5 Operational Risk

4.5.1 Concept

The Group defines operational risk broadly to include all financial and non-financial risks that may arise from operating activities and could cause a negative effect on capital.

4.5.2 Risk Management

The purpose of operational risk management is not only to comply with supervisory and regulatory requirements but also to promote a risk management culture, strengthen internal controls, innovate processes and provide timely feedback to management and employees. In addition, Kookmin Bank established Business Continuity Plans (BCP) to ensure critical business functions can be maintained, or restored, in the event of material disruptions arising from internal or external events. It has constructed replacement facilities as well as has carried out exercise drills for head office and IT departments to test its BCPs.

4.6. Capital Adequacy

The Group complies with the capital adequacy standard established by the Financial Services Commission. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank of International Settlements in June 2011 and was implemented in Korea in December 2013. The Group is required to maintain a minimum Common Equity Tier 1 ratio of at least 8.0%(2018: 7.125%), a minimum Tier 1 ratio of :9.5%(2018: 8.625%) and a minimum Total Regulatory Capital of 11.5%(2018:10.625%) as of December 31, 2019.

The Group’s equity capital is classified into three categories in accordance with the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies:

•

Common Equity Tier 1 Capital: Common equity Tier 1 Capital represents the issued capital that takes the first and proportionately greatest share of any losses and represents the most subordinated claim in liquidation of the Group, and not repaid outside of liquidation. It includes common shares issued, capital surplus, retained earnings, non-controlling interests of consolidated subsidiaries, accumulated other comprehensive income, other capital surplus and others.

•

Additional Tier 1 Capital: Additional Tier 1 Capital includes (i) perpetual instruments issued by the Group that meet the criteria for inclusion in Additional Tier 1 capital, and (ii) stock surplus resulting from the issue of instruments included in Additional Tier 1 capital and others.

•

Tier 2 Capital: Tier 2 Capital represents the capital that takes the proportionate share of losses in the liquidation of the Group. Tier 2 Capital includes a fund raised by issuing subordinated debentures maturing in not less than five years that meet the criteria for inclusion in Additional Tier 2 capital, and the allowance for loan losses which are accumulated for assets classified as normal or precautionary as a result of classification of asset soundness in accordance with Regulation on Supervision of Financial Holding Companies and others.

Risk weighted asset means the inherent risks in the total assets held by the Group. The Group calculates risk weighted asset by each risk (credit risk, market risk, and operational risk) based on the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies and uses it for BIS ratio calculation.

The Group assesses and monitors its adequacy of capital by using the internal assessment and management policy of the capital adequacy. The assessment of the capital adequacy is conducted by comparing available capital (actual amount of available capital) and internal capital (amount of capital enough to cover all significant risks under target credit rate set by the Group). The Group monitors the soundness of finance and provides risk adjusted basis for performance review using the assessment of the capital adequacy.

Internal Capital is the amount of capital to prevent the inability of payment due to unexpected loss in the future. The Group measures, allocates and monitors internal capital by risk type and subsidiaries.

The Risk Management Council of the Group determines the Group’s risk appetite and allocates internal capital by risk type and subsidiary. Each subsidiary efficiently operates its capital within a range of allocated internal capital. The Risk Management Department of the Group monitors the limit on internal capital and reports the results to management and the Risk Management Council. The Group maintains the adequacy of capital through proactive review and approval of the Risk Management Committee when the internal capital is expected to exceed the limits due to new business or business expansion.

Details of the Group’s capital adequacy calculation in line with Basel III requirements as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Equity Capital:	￦	34,476,172	￦	36,995,181
Tier 1 Capital		32,993,826		35,426,114
Common Equity Tier 1 Capital		32,993,826		34,709,873
Additional Tier 1 Capital		—		716,241
Tier 2 Capital		1,482,346		1,569,067
Risk-weighted assets:		236,099,017		255,549,020
Equity Capital (%):		14.60		14.48
Tier 1 Capital (%)		13.97		13.86
Common Equity Tier 1 Capital (%)		13.97		13.58